Income Taxes	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
INCOME TAXES

14. INCOME TAXES

Cayman Islands & BVI

The Company and Ucommune Group are tax-exempted companies incorporated in the Cayman Islands. A subsidiary, Ucommune International Limited, is incorporated in BVI. The foregoing companies are not subject to income tax.

United States (“U.S.”)

Melo Inc. and Ucommune N.Y. Corp. are incorporated in the U.S. and are subject to the U.S. federal income taxes. According to U.S. tax reform, a flat corporate income tax rate of 21% is effective beginning in 2018. Ucommune N.Y. Corp. was disposed of during 2025.

Hong Kong

Ucommune HK and Melo Hongkong Limited were established in Hong Kong and are subject to a two-tiered income tax rate for taxable income earned in Hong Kong effectively since April 1, 2018. The first 2,000 Hong Kong dollars of profits earned by a company is subject to be taxed at an income tax rate of 8.25%, while the remaining profits will continue to be taxed at the existing tax rate, 16.5%. No provision for Hong Kong profits tax has been made in the consolidated financial statements as it has no assessable profit for the years ended December 31, 2023, 2024 and 2025.

Singapore

Ucommune Technology Pte. Ltd. was established in Singapore and is subject to Singapore corporate income taxes at the rate of 17% for the years ended December 31, 2023, 2024 and 2025. Ucommune Technology Pte. Ltd. was disposed of during 2025.

PRC

Effective from January 1, 2008, a new Enterprise Income Tax Law, or (“the New EIT Law”), combined the previous income tax laws for foreign invested and domestic invested enterprises in the PRC by the adoption of a unified tax rate of 25% for most enterprises with the following exceptions.

For qualified small and low-profit enterprises, from January 1, 2023 to December 31, 2027, 25% of the first RMB 3.0 million of the assessable profit before tax is subject to the tax rate of 20%. For the years ended December 31, 2023, 2024 and 2025, some PRC subsidiaries are qualified small and low-profit enterprises as defined, and thus they are eligible for the above preferential tax rates for small and low-profit enterprises.

The income tax provision consists of the following components:

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Current income tax expense
PRC	8,281	7,395	93
U.S.	—	(1,026)	—
Total current income tax expense	8,281	6,369	93
Deferred income tax expense	—	—	—
Total income tax expense
PRC	8,281	7,395	93
U.S.	—	(1,026)	—
Total	8,281	6,369	93

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Group’s deferred tax assets were as follows:

	As of December 31,
	2024	2025
	RMB	RMB
Deferred tax assets:
Allowance for credit losses	1,242	1,509
Impairment loss on long-lived assets and long-term prepaid expenses	18,601	17,978
Impairment loss on long-term investments	1,036	—
Accrued liabilities	2,155	1,705
Deductible temporary difference related to advertising expenses	2	6
Net operating loss carrying forwards	23,967	15,565
Total deferred tax assets	47,003	36,763
Less: valuation allowance	(47,003)	(36,763)
Deferred tax assets, net	—	—

Net change in the valuation allowance of deferred tax assets are summarized as follows:

RMB
Net change of valuation allowance of deferred tax assets
Balance as of December 31, 2023	399,929
Additions-change to tax expense	79,368
NOL Reductions / expirations	(432,294)
Balance as of December 31, 2024	47,003
Additions-change to tax expense	1,536
Decrease-change to tax expense	(3,274)
Addition due to acquisition	1,501
NOL Reductions / expirations	(10,003)
Balance as of December 31, 2025	36,763

The aggregate NOLs as of December 31, 2025 was RMB147,604 deriving from entities in the PRC, Hong Kong and U.S. The aggregate NOLs as of December 31 2024 was RMB195,272 deriving from entities in the PRC, Hong Kong, Singapore and U.S.

As of December 31, 2025 and 2024, the certain entities of the Company had PRC net operating tax loss carry forwards of RMB119,694 and RMB132,974, respectively. As of December 31, 2025 and 2024, the certain entities of the Company had Hong Kong net operating tax loss carry forwards of RMB26,022 and RMB57,157, respectively. As of December 31, 2025 and 2024, the certain entities of the Company had Singapore net operating tax loss carry forwards of nil and RMB3,253, respectively. As of December 31, 2025 and 2024, the certain entities of the Company had U.S. net operating tax loss carry forwards of RMB1,888 and RMB1,888, respectively. The cumulative net operating loss in the PRC can be carried forward for five years, to offset future net profits for income tax purposes. The NOLs in PRC will start to expire from in 2026 through 2030 if they are not used. The tax losses in Hong Kong, Singapore and U.S. can be carried forward without an expiration date.

The Group does not file combined or consolidated tax returns, therefore, losses from individual subsidiaries of the Group may not be used to offset other subsidiaries’ earnings within the Group. Valuation allowance is considered on each individual subsidiary basis. There were valuation allowance of RMB47,003 and RMB36,763 as of December 31, 2024 and 2025, respectively, in respect of all deferred tax assets as it is considered more likely than not that the relevant deferred tax assets will not be realized in the foreseeable future.

As a result of the Tax Act, the Company has evaluated whether it has an additional tax liability from the Global Intangible Low Taxed Income (“GILTI”) inclusion on current earnings and profits of its foreign controlled corporations. The law also provides that corporate taxpayers may benefit from a 50% reduction in the GILTI inclusion, which effectively reduces the tax rate on the foreign income to 10.5%. The GILTI inclusion further provides for a foreign tax credit in connection with the foreign taxes paid. As of December 31, 2025 and 2024, the Company does not have any aggregated positive tested income; and as such, did not record a liability for GILTI tax.

The Company will account for future tax liability arising from Global Intangible Low-Taxed Income, if any, as a period cost.

The impact of an uncertain income tax position on the income tax return is recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant tax authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Interest and penalties on income taxes will be classified as a component of the provisions for income taxes.

The Group has concluded that there are no significant uncertain tax positions requiring recognition in financial statements for the years ended December 31, 2023, 2024 and 2025. The Group did not incur any significant interest and penalties related to potential underpaid income tax expenses and also did not anticipate any significant increases or decreases in unrecognized tax benefits in the next 12 months. The Group has no material unrecognized tax benefits which would favorably affect the effective income tax rate in future years.

According to the PRC Tax Administration and Collection Law, the tax authority may require the taxpayer or the withholding agent to make delinquent tax payment within three years if the underpayment of taxes is resulted from the tax authority’s act or error. No late payment surcharge will be assessed under such circumstances. The statute of limitation will be three years if the underpayment of taxes is due to the computational errors made by the taxpayer or the withholding agent. Late payment surcharge will be assessed in such case. The statute of limitation will be extended to five years under special circumstances which are not clearly defined (but an underpayment of tax liability exceeding RMB100 is specifically listed as a “special circumstance”). The statute of limitation for transfer pricing related issue is ten years. There is no statute of limitation in the case of tax evasion.

Therefore, the Group is subject to examination by the PRC tax authorities based on the above.

The components of (loss) profit before income taxes are summarized as follows:

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
PRC	(29,001)	(115,268)	(24,830)
Cayman Islands	(13,416)	30,210	(84,015)
BVI	49,082	5,380	41,154
Hong Kong	(8,657)	16,655	31,212
Singapore	(1,372)	(1,164)	—
Total	(3,364)	(64,187)	(36,479)

The reconciliation of the effective tax rate and the statutory income tax rate applicable to PRC operations was as follow:

	For the years ended December 31,
	2023	2024
	RMB	RMB
Loss before provision for income taxes and before loss from equity method investments	(3,364)	(64,187)
Income tax benefit computed at an applicable tax rate of 25%	(841)	(16,047)
Non-deductible expenses related to share-based compensation	6,431	2,833
Non-deductible expenses on debt waive for the dissolved HK subsidiaries	18,868	—
Non-taxable gain related to disposal gain on subsidiaries	(28,198)	—
Non-taxable gain on dissolution of HK subsidiaries	(23,071)	—
Effect of other non-deductible items	5,136	403
Effect of preferential tax rate	(30,497)	2,328
Effect of income tax rate difference in other jurisdictions	(2,054)	(11,594)
Effect of change in tax rate	18,907	—
Prior year true up	(41,372)	(50,922)
Change in valuation allowance	84,972	79,368
Total	8,281	6,369
	For the years ended December 31, 2025
	RMB	%
Loss before income tax	(36,479)	100.0%
PRC statutory income tax rate	25%	25%
Computed income tax benefit with PRC statutory income tax rate	(9,120)	25.0%
Domestic tax effects
Preferential tax rate	2,085	(5.7)%
Non-deductible expenses related to share-based compensation	751	(2.1)%
Other non-deductible expenses	30	(0.1)%
Changes in valuation allowance	(6,076)	16.7%
Expired NOL	1,148	(3.1)%
NOL decrease due to disposal of subsidiaries	7,289	(20)%
NOL increase due to acquisition	(1,501)	4.1%
Foreign tax effects
Hong Kong
- Statutory tax rate difference between Hong Kong and PRC	(2,653)	7.3%
- Changes in valuation allowances	(2,575)	7.1%
Singapore
- Changes in valuation allowances	(553)	1.5%
- NOL decrease due to disposal of subsidiaries	553	(1.5)%
Cayman Islands
- Statutory tax rate difference between Cayman Islands and PRC	21,004	(57.7)%
BVI
- Statutory tax rate difference between BVI and PRC	(10,289)	28.2%
U.S.
- Changes in valuation allowances	(1,036)	2.8%
- NOL decrease due to disposal of subsidiaries	1,036	(2.8)%
Effective tax rate	93	(0.3)%

The comparative period of the years ended December 31, 2024 and 2023 have not been restated and follows the prior disclosure requirements in ASC 740, while the current period of the year ended December 31, 2025 reflects the new disclosures requirement under ASU 2023-09. The effect of different tax rates in other jurisdictions is now included in foreign tax effects, and the changes in valuation allowance is now separated in domestic tax effects and foreign tax effects as there are a valuation allowances in PRC, Hong Kong, Singapore and U.S.

Income taxes paid by jurisdiction are as follows:

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
PRC	58	—	93
Total	58	—	93

New EIT Law includes a provision specifying that legal entities organized outside of the PRC will be considered residents for Chinese Income tax purposes if the place of effective management or control is within the PRC. The implementation rules to the New EIT Law provide that non-resident legal entities will be considered PRC residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting, properties, etc. occurs within the PRC. Despite the present uncertainties resulting from the limited PRC tax guidance on the issue, the Group does not believe that the legal entities organized outside of the PRC within the Group should be treated as residents for EIT law purposes. If the PRC tax authorities subsequently determine that the Company and its subsidiaries registered outside the PRC should be deemed a resident enterprise, the Company and its subsidiaries registered outside the PRC will be subject to the PRC income tax at a rate of 25% with the statute subject to the determination by PRC tax authorities.

If the Company were to be a non-resident for PRC tax purpose, dividends paid to it out of profits earned by PRC subsidiaries after January 1, 2008 would be subject to 10% withholding tax, if no tax treaty is applicable. In addition, under tax treaty between the PRC and Hong Kong, if the foreign investor is incorporated in Hong Kong and qualifies as the beneficial owner, the applicable withholding tax rate may be reduced to 5%, if the investor holds at least 25% in the Foreign Invested Enterprise (“FIE”); or 10%, if the investor holds less than 25% in the FIE.